Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax -loss Before Taxes Details
Hong Kong	$ 3,933	$ (55)	$ (1,495)
PRC	(167)	148	1,337
Others	(585)	(20)	(63)
Total	$ 3,181	$ 73	$ (221)